Fees Summary	Nov. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 495,027,344.00
Previously Paid Amount	0.00
Total Fee Amount	68,363.28
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Net Fee	$ 68,363.28
Narrative - Max Aggregate Offering Price	$ 495,027,344.00
Final Prospectus	true